UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04612

Name of Fund: BlackRock EuroFund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EuroFund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2013

Date of reporting period: 03/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock EuroFund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium – 5.4%
Anheuser-Busch InBev NV	92,583	$9,204,359
KBC Groep NV	136,284	4,725,530

		13,929,889

Denmark – 3.0%
Novo-Nordisk A/S, Class B	47,897	7,720,139

Finland – 3.0%
Kone Oyj, Class B	52,567	4,144,739
Wartsila Oyj	82,838	3,734,152

		7,878,891

France – 17.0%
AXA SA	341,783	5,906,469
L’Oreal SA	42,002	6,663,761
Lafarge SA	75,681	5,038,703
Legrand SA	83,116	3,626,150
Pernod Ricard SA	51,343	6,399,276
Renault SA	61,373	3,850,399
Sanofi	77,342	7,887,749
Societe Generale SA(a)	151,139	4,975,948

		44,348,455

Germany – 13.6%
Bayer AG, Registered Shares(b)	61,675	6,373,865
Continental AG	33,088	3,965,935
Kabel Deutschland Holding AG	65,269	6,025,841
Linde AG	27,707	5,161,192
Merck KGaA	30,577	4,618,441
SAP AG	82,543	6,638,706
Telefonica Deutschland Holding AG(a)	323,049	2,480,232

		35,264,212

Ireland – 3.9%
Experian Plc	283,347	4,910,965
Ryanair Holdings Plc - ADR	126,404	5,281,159

		10,192,124

Italy – 5.9%
Atlantia SpA	280,775	4,446,996
Eni SpA	247,336	5,537,457
Luxottica Group SpA	61,992	3,112,596
UniCredit SpA	529,621	2,273,367

		15,370,416

Luxembourg – 2.0%
AZ Electronic Materials SA	898,437	5,198,761

Netherlands – 5.8%
ASML Holding NV	75,691	5,098,235
ING Groep NV - CVA(a)	644,930	4,640,556
Reed Elsevier NV	315,964	5,416,783

		15,155,574

Portugal – 1.8%
Jeronimo Martins SGPS SA	244,878	4,769,666

Spain – 3.5%
Banco Bilbao Vizcaya Argentaria SA	405,964	3,544,807

Inditex SA	20,768	2,767,553
Telefonica SA	202,904	2,749,055

		9,061,415

Sweden – 1.9%
Assa Abloy AB, Class B	118,949	4,862,720

Switzerland – 15.0%
Cie Financiere Richemont SA, Class A	62,087	4,888,212
Nestle SA, Registered Shares	126,115	9,127,521
Roche Holding AG	36,639	8,541,393
Swiss Re AG(a)	42,544	3,464,871
Syngenta AG, Registered Shares	17,778	7,439,348
UBS AG, Registered Shares(a)	365,222	5,616,093

		39,077,438

United Kingdom – 18.2%
Barclays Plc	1,805,362	8,032,528
BG Group Plc	167,215	2,877,442
Burberry Group Plc	143,409	2,903,309
Imperial Tobacco Group Plc	99,316	3,473,602
Johnson Matthey Plc	152,675	5,355,973
Prudential Plc	372,408	6,048,475
Rolls-Royce Holdings Plc	267,156	4,596,987
Royal Dutch Shell Plc, Class B(b)	90,932	3,023,949
Vodafone Group Plc	2,486,361	7,055,498
Xstrata Plc(a)	252,512	4,110,799

		47,478,562

Total Long-Term Investments (Cost – $219,880,684) – 100.0%		260,308,262

Total Investments (Cost – $219,880,684*) – 100.0%		260,308,262
Liabilities in Excess of Other Assets – 0.0%		(110,387)

Net Assets – 100.0%		$260,197,875

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$241,444,576

Gross unrealized appreciation	$44,597,042
Gross unrealized depreciation	(25,733,356)

Net unrealized appreciation	$18,863,686

BLACKROCK EUROFUND	MARCH 31, 2013	1

Schedule of Investments (continued)	BlackRock EuroFund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
UBS AG	$6,373,865	$400,938
Morgan Stanley	$3,023,949	$(50,484)

•

Investments in issuers considered to be an affiliate of the Fund during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2012	Net Activity	Shares Held at March 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,906,844	(5,906,844)	–	$9,412

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	CHF	Swiss Franc
	DKK	Danish Krone
	EUR	Euro
	GBP	British Pound
	USD	US Dollar

•	Foreign currency exchange contracts as of March 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	557,573	USD	844,166	State Street Corp.	4/02/13	$3,039
USD	291,345	CHF	276,636	UBS AG	4/02/13	(65)
USD	115,278	DKK	672,308	State Street Corp.	4/02/13	(310)
USD	498,242	DKK	2,902,099	UBS AG	4/02/13	(709)
USD	975,003	EUR	760,858	UBS AG	4/02/13	(303)
GBP	73,962	USD	112,163	Goldman Sachs Group, Inc.	4/03/13	218
USD	180,234	CHF	171,715	UBS AG	4/03/13	(651)
USD	1,165,079	EUR	910,396	UBS AG	4/03/13	(1,913)
EUR	349,426	USD	447,898	Citigroup, Inc.	4/04/13	13

Total						$(681)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

2	BLACKROCK EUROFUND	MARCH 31, 2013

Schedule of Investments (concluded)	BlackRock EuroFund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Belgium	–	$13,929,889	–	$13,929,889
Denmark	–	7,720,139	–	7,720,139
Finland	–	7,878,891	–	7,878,891
France	–	44,348,455	–	44,348,455
Germany	–	35,264,212	–	35,264,212
Ireland	$5,281,159	4,910,965	–	10,192,124
Italy	–	15,370,416	–	15,370,416
Luxembourg	–	5,198,761	–	5,198,761
Netherlands	–	15,155,574	–	15,155,574
Portugal	4,769,666	–	–	4,769,666
Spain	–	9,061,415	–	9,061,415
Sweden	–	4,862,720	–	4,862,720
Switzerland	–	39,077,438	–	39,077,438
United Kingdom	–	47,478,562	–	47,478,562

Total	$10,050,825	$250,257,437	–	$260,308,262

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$3,270	–	$3,270
Liabilities:
Foreign currency exchange contracts	–	(3,951)	–	(3,951)

Total	–	$(681)	–	$(681)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of March 31, 2013, a bank overdraft of $340,561 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK EUROFUND	MARCH 31, 2013	3

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock EuroFund

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock EuroFund

Date: May 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock EuroFund

Date: May 24, 2013